Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2015
Principles of consolidation

Principles of consolidation

The accompanying consolidated financial statements of AVG Technologies N.V. and its subsidiaries are prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Subsidiaries are defined as being those companies over which AVG Technologies N.V. has control through a majority of voting rights to exercise control or to obtain the majority of the benefits and be exposed to a majority of the risk. Subsidiaries are consolidated from the date on which control is obtained until the date that such control ceases. All intercompany accounts and transactions have been eliminated in consolidation.

Investment in equity affiliate

Investment in equity affiliate

Investments in the common shares of companies, in which the Company believes it exercises significant influence over operating and financial policies, are accounted for using the equity method, reflecting its shares of gains and losses less dividend distribution and impairments.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are based upon historical factors, current circumstances and the experience and judgment of management. Management evaluates its assumptions and estimates on an ongoing basis. Actual results could differ from those estimates.

Concentrations of credit risk

Concentrations of credit risk

A significant portion of the Company’s revenue and net income is derived from international direct sales and sales to resellers and distributors. Fluctuations of the U.S. dollar against other currencies, changes in local regulatory or economic conditions, piracy, or non-performance by resellers or distributors could adversely affect operating results.

The majority of platform-derived revenue from the Company’s dynamic secure search was generated through agreements with search engine companies, including Google and Yahoo!. Platform-derived revenue generated from Google accounted for 3% of the Company’s total revenue in 2015 (9% in 2014 and 28% in 2013). Platform-derived revenue generated from Yahoo! accounted for 15% of the Company’s total revenue in 2015 (15% in 2014 and 9% in 2013). Changes in local regulatory or economic conditions, piracy, or non-performance of Google and Yahoo! could adversely affect operating results.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The credit risk in trade accounts receivable is substantially mitigated by the Company’s credit evaluation process, reasonably short collection terms, and the geographical dispersion of sales transactions. The Company does not obtain rights to collateral to reduce its credit risk.

Foreign currency

Foreign currency

The reporting currency of the Company is the U.S. dollar. The functional currency of AVG Technologies N.V. is the U.S. dollar as it is the currency of the primary economic environment in which its operations are conducted. The functional currency of the Company’s subsidiaries is generally the local currency of such entity. Transactions in currencies other than the functional currency of the Company are recorded at the rates of exchange prevailing at the date of the transaction. Monetary assets and liabilities in currencies other than the operation’s functional currency are remeasured at rates of exchange prevailing at the balance sheet date to the operation’s functional currency. Foreign currency transaction gains and losses are included in other income (expense), net, in the consolidated statements of comprehensive income.

Upon consolidation, the results of operations of subsidiaries, whose functional currency is other than the reporting currency of the Company, the U.S. dollar, are translated at the average exchange rate for the period. Assets and liabilities, excluding equity account balances which are translated at historical rates, are translated at period end exchange rates.

The translation adjustments resulting from this process are included as a component of accumulated other comprehensive income (loss). In the event of liquidation of a foreign subsidiary, the accumulated translation adjustment attributable to that foreign subsidiary is reclassified from accumulated other comprehensive income (loss) and included in other income (expense), net.

Reclassification

Reclassification

Certain prior year amounts in these notes and in the consolidated financial statements have been reclassified to conform to the fiscal 2015 presentation.

In 2015, on the consolidated statements of income, the Company began to break down its subscription revenue separately stating SaaS revenues from licenses revenues, and the Company began to break down its platform-derived revenue and separately stating Search revenue from other platform-derived revenue. For comparison purposes, the Company has reclassified prior year revenues to reflect the new method of presentation.

The majority of the costs associated with the Company’s licenses and SaaS offerings are interrelated and interdependent. Accordingly, the Company presents these costs aggregated as cost of Software sales. Similarly, the costs for Search revenue and other platform-derived revenue are also interrelated and interdependent. Accordingly, the Company presents these costs aggregated as cost of Search and other.

Since SaaS revenues and licenses revenues are interrelated for purposes of allocating resources or assessing performance, this revenue is jointly referred to as Subscription revenue. Since search revenues and other platform-derived revenues are interrelated for purposes of allocating resources or assessing performance, this revenue is jointly referred to as Platform-derived or platform revenue.

Revenue recognition

Revenue recognition

The Company’s revenue, which is presented net of sales taxes and any other similar assessments, is derived from the following sources: (i) subscription revenue, which principally consists of revenue from term-based and perpetual software license agreements, bundled with maintenance and support, and hosted software solutions; and (ii) platform-derived revenues, which consists primarily of revenue from secure search solution and monetization of mobile products.

Subscription revenues

Since SaaS revenues and licenses revenues are interrelated, this revenue is jointly referred to as Subscription revenue.

The Company sells term-based software licenses through direct sales to customers and indirect sales with partners, distributors and resellers. The Company recognizes its software revenue when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) fees are fixed or determinable and (iv) collectability is probable. If the Company determines that any one of the four criteria is not met, the Company defers recognition of revenue until all the criteria are met.

Persuasive evidence is a binding purchase order or license agreement. Delivery generally occurs upon delivery of a license key or, in the case of hosted software solutions, when services are made available. If a significant portion of a fee is due after the Company’s normal payment terms of typically up to 90 days, the Company recognizes revenue as the fees become due. If the Company determines that collection of a fee is not reasonably assured, the Company defers the fees and recognizes revenue upon cash receipt, provided all other revenue recognition criteria are met.

The term-based software license agreements include free maintenance and support services (including the right to receive unspecified upgrades/enhancements of the Company’s products on a when-and-if-available basis), for which vendor-specific objective evidence (“VSOE”) of the fair value of undelivered elements does not exist. These arrangements are offered to customers over a specified period of time, and the Company recognizes all revenue from the arrangement ratably over the license term, which coincides with the maintenance and support service period.

In cases where the Company generates revenue from its hosted software solutions, revenue is recognized in accordance with ASC 605, Revenue Recognition. We recognize subscription revenue over the contract term beginning on the commencement date of the contract, the date we make our services available. Once our services are available to our customers, we record amounts due in accounts receivable and in deferred revenue and recognize these amounts ratably over the requisite service period.

The Company also sells perpetual software licenses primarily through indirect sales with partners, distributors and resellers and, to a lesser extent, through direct sales to customers. The perpetual license agreements include free maintenance and support services (which include the right to bug fixes, but exclude the right to receive unspecified upgrades/enhancements of the Company’s product on a when-and-if-available basis), for which VSOE of the fair value of undelivered elements does not exist. The Company recognizes all revenue from arrangements ratably over the expected term for providing maintenance and support services.

The Company also licenses its software to partners, who sell the software products to end users. When sold to an end user, the partner reports the sale to the Company and revenue is recognized ratably over the service period.

Deferred revenue consists principally of the unamortized balance of arrangements which include term-based and perpetual software license agreements, bundled with maintenance and support.

The Company reduces revenue for estimated sales returns. End users may return the Company’s products, subject to varying limitations, through distributors and resellers or to the Company directly for a refund within a reasonably short period from the date of purchase. The Company estimates and records reserves for sales returns based on historical experience.

Platform-derived revenues

Since search revenues and other platform-derived revenues are interrelated, this revenue is jointly referred to as Platform-derived or platform revenue.

Platform-derived revenues are principally generated from search engines. The third parties are obligated to pay the Company a portion of the revenue they earn from search advertisements to end users on its Internet properties. Amounts earned from such third parties are reflected as revenue in the period in which such advertising services are provided.

Other platform-derived revenues comprise advertising fees, mobile related products and product fees. Product fees earned through collaborative arrangements with third parties, whereby the Company incorporates content or functionality of the third party into the Company’s product offerings. Fees earned in a period are generally based on the number of active clients with the installed third party content or functionality multiplied by the applicable client fee.

Each contract is evaluated to determine whether the Company is the principal in the arrangement. When the Company concludes that it is the principal, revenues are recognized on a gross basis, otherwise revenues are recognized on a net basis. Generally, the Company is not the primary obligor in the arrangements and does not have latitude in establishing prices, and therefore the Company generally records the net sales amount as revenue.

Cost of revenue

Cost of revenue

The majority of the costs associated with our licenses and SaaS offerings are interrelated and interdependent. Accordingly, we present these costs aggregated as cost of Software sales. Similarly, the costs for Search revenue and other platform-derived revenue are also interrelated and interdependent. Accordingly, we present these costs aggregated as cost of Search and other.

The cost of revenue related to software and services revenues primarily consists of customer support, costs of electronic downloads, commissions to payment providers, amortization of purchased technology, costs of packaging, license fees for technologies implemented into the Company’s products, costs associated with the Company’s network operating center.

The cost of revenue related to platform-derived revenues primarily consists of fees paid to third parties that distribute the Company’s search solutions and to traffic acquisition costs. Traffic acquisition costs are comprised of payments made to companies that direct consumer traffic to the Company and are expensed in the period incurred.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity to the Company of three months or less to be cash equivalents. Cash equivalents are stated at cost, which approximates fair value. Cash and cash equivalents exclude restricted cash. Restricted cash may contain cash restricted for deposits, guarantees and certain acquisition related restrictions.

Trade accounts receivable

Trade accounts receivable

Trade accounts receivable are amounts due from customers for products and licenses sold in the ordinary course of business. The Company maintains an allowance for doubtful accounts to reserve for potentially uncollectible trade receivables. Additions to the allowance for doubtful accounts are recorded as general and administrative expenses. The Company reviews its trade receivables to identify specific customers with known disputes or collectability issues. In addition, the Company maintains an allowance for all other receivables not included in the specific reserve by applying specific rates of projected uncollectible receivables to the various aging categories. The Company analyzes its historical collection experience, customer credit-worthiness, current economic trends and changes in customer payment terms in determining the amounts of these allowances.

Derivative instruments and hedging activities

Derivative instruments and hedging activities

The Company periodically enters into foreign currency option contracts to reduce the risks associated with changes in foreign currency exchange rates. The Company recognizes all derivatives on the balance sheet at fair value. The foreign currency contracts do not meet the requirements for hedge accounting.

Inventories

Inventories

Inventories primarily consist of finished goods and are stated at the lower of cost or market. Cost is determined using the first-in, first-out method. Adjustments to reduce the cost of inventory to its net realizable value are made, if required, for estimated excess, obsolescence or impairment.

Property and equipment

Property and equipment

Property, equipment and leasehold improvements are stated at cost, net of accumulated depreciation and amortization. Depreciation is computed on a straight-line basis over the estimated useful lives to the residual value of the related assets, generally as follows:

•	computer equipment – two to four years;

•	office furniture and equipment – two to five years;

•	vehicles – four to five years; and

•	leasehold improvements – the shorter of the lease term or the estimated useful life of the asset.

Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of property and equipment, are expensed as incurred.

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by comparing the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Leased assets

Leases

On February 25, 2016 the FASB issued ASU 2016 – 02 – Leases, Topic 842. The amendments in this Update are to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements.

The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted. The Company has chosen not to early adopt this standard. The adoption of this standard, although it will increase reported assets and liabilities, is not expected to have a material impact on the Company’s financial statements.

Dividends	Dividends Dividends are declared in accordance with the relevant laws and regulations applicable to the Company and are recognized when they become legally payable.
Business combinations

Business combinations

The Company uses the acquisition method of accounting under the authoritative guidance on business combinations.

The acquired company’s operating results are included in the Company’s consolidated financial statements starting on the date of acquisition. The purchase price is equivalent to the fair value of the consideration transferred and liabilities incurred, including liabilities related to contingent consideration. Changes in fair value of contingent consideration, including changes in probability of achievement and changes due to the passage of time, subsequent to the acquisition date are recognized in operating income in the consolidated statements of comprehensive income in the period in which they occur.

The Company may enter into agreements with the former owners of the acquiree to transfer additional payments or equity interests as part of the exchange for control of the acquiree if specified future events occur or conditions are met. For these arrangements for additional payments or equity interests to the former owners, the Company considers the indicators as described in the ASC 805, Business combinations, to determine whether these payments are part of the purchase price or are post-acquisition costs.

Goodwill represents a residual value as of the acquisition date, which in most cases results in measuring goodwill as an excess of the purchase consideration transferred plus the fair value of any non-controlling interest in the acquired company over the fair value of net assets acquired, including contingent consideration.

Amounts allocated to assets and liabilities are based on fair values. The determination of such fair values requires management to make significant estimates and assumptions, especially with respect to the identifiable intangible assets. Those estimates are based on assumptions believed to be reasonable for a market participant, are based on historical experience and information obtained from the management of the acquired companies.

When pre-acquisition contingencies are identified, the Company estimates the fair value of such contingencies and includes them as part of the assets acquired or liabilities assumed, as appropriate, under the acquisition method. Changes in these estimates are recorded in the consolidated statements of comprehensive income in the period in which they are identified.

Redeemable non-controlling interest

Redeemable non-controlling interest

The non-controlling interest for which the redemption is outside of the Company’s control is presented under the caption “Redeemable non-controlling interest” outside of permanent equity. This interest is measured with an initial value based on fair value. Adjustments to the carrying amount which will impact retained earnings, are determined after the attribution of net income or loss of the subsidiary. The amount presented in redeemable non-controlling interest will be no less than the initial amount recognized.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of tangible and identifiable intangible assets acquired less liabilities assumed. We perform an annual impairment test in the fourth quarter of each financial year or more frequently if impairment indicators are present. When impaired, the carrying value of goodwill is written down to fair value. The goodwill impairment test is performed at the reporting unit level. Our reporting units are either at the operating segment level or one level below operating segments. In performing the goodwill impairment tests, we assess relevant qualitative factors to determine whether it is more likely than not that the fair value of the reporting units is less than their carrying amount. The qualitative factors we consider include, but are not limited to, general economic conditions, outlook for the software industry, our recent and forecasted financial performance and the fair value of our shares. After considering such factors, we conclude whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is determined as a result of the qualitative assessment that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the provisions of the authoritative guidance require that we perform a two-step quantitative impairment test on goodwill. In the first step, we compare the fair value of each reporting unit to each carrying amount. The second step, if necessary, measures the amount of impairment by applying a fair-value based test to the individual assets and liabilities within each reporting unit.

We conducted our annual goodwill impairment test in the fourth quarter of 2015 and determined that the fair values of our reporting units exceeded their carrying values and therefore goodwill in those reporting units was not impaired.

Intangible assets

Intangible assets

In connection with its acquisitions, the Company generally recognizes assets for customer relationships and developed technology, which consists of acquired product rights, technologies and databases. Finite-lived intangible assets are carried at cost less accumulated amortization. Such amortization is recognized on a straight-line basis over the estimated useful lives of the respective assets, generally between two and five years. Amortization for developed technology is recognized in cost of revenue. Amortization for customer relationships is recognized in sales and marketing.

The Company recognizes assets for software programs developed, which are to be used solely to meet the Company’s internal needs. The recognized assets are comprised of the costs incurred during the application development stage for these software programs. Amortization is computed on a straight-line basis over the estimated useful lives generally between two and five years.

The Company assesses the impairment of identifiable intangible assets whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. Recoverability of certain finite-lived intangible assets is determined by comparing the carrying amount of the asset group to which the assets are assigned with the sum of the undiscounted estimated future cash flows the asset group is expected to generate. If the asset is considered to be impaired, such amount is measured as the difference between the carrying amount of the asset and its fair value. Recoverability of developed technology is measured by comparing the carrying amount of the asset with the sum of undiscounted estimated future product revenues less estimated future costs to dispose of the product. If the asset is considered to be impaired, such amount is measured as the difference between the carrying amount of the asset and its fair value.

Investments

Investments

Non-marketable equity investments

Non-marketable equity investments are measured in accordance with the cost method when the equity method does not apply. The Company records the realized gains or losses on the sale of non-marketable cost method investments in other income (expense), net. Non-marketable equity investments are subject to periodic impairment review. Whenever events or changes in the business circumstances indicate that the carrying value of the non-marketable investment may not be fully recoverable, these investments are subject to further analysis to determine if there is an impairment. Non-marketable equity investments are considered to be impaired when the fair value is below the cost basis. The impairment review is based on the Company’s assessment of the severity and duration of the impairment, and qualitative and quantitative analysis, i.e. the technological feasibility of the investee’s products and technologies.

Debt securities

Debt securities are classified as held-to-maturity and carried at amortized cost as management has the positive intent and ability to hold them until maturity. Dividend and interest income from these securities is included in earnings. Management evaluates debt securities for other-than-temporary impairment in each reporting period and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If the criteria regarding either the intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: (i) other-than-temporary impairment related to credit loss, which is recognized in earnings and (ii) other-than-temporary impairment related to other factors, which is recognized in other comprehensive income (loss).

Income taxes

Income taxes

The income tax expense for the period comprises current and deferred tax. Income tax is recognized in the consolidated statements of comprehensive income, except to the extent it relates to items recognized in other comprehensive income or directly in equity. The provision for income taxes is computed using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carry forwards in each jurisdiction in which the Company operates. Deferred tax assets and liabilities are measured using the currently enacted tax rates that apply to taxable income in effect for the years in which those tax assets are expected to be realized or settled. Unless otherwise disclosed, goodwill is not deductible for tax purposes. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed, more likely than not, to be realized.

Tax returns are subject to examination by various tax authorities. Although the Company believes that adequate accruals have been made in each period for unsettled issues, additional benefits or expenses could occur in future years from resolution of outstanding matters. The Company records additional expenses each period relating to the expected interest and penalties it would be required to pay a tax authority if the Company does not prevail. Management continues to assess the Company’s potential tax liability and revise its estimates. The Company applies the authoritative guidance on income taxes that prescribes a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements.

Share-based compensation

Share-based compensation

Compensation costs related to employee share option grants are based on the fair value of the options on the date of grant, net of estimated forfeitures. Compensation costs on share based awards with graded vesting are recognized on an accelerated basis as though each separately vesting portion of the award was, in substance, a separate award.

Cash-settled, share-based compensation awards are recognized as a liability and re-measured at each balance sheet date through the consolidated statement of comprehensive income.

Compensation costs for restricted share units are measured based on the closing fair market value of the Company’s ordinary shares on the date of grant, net of estimated forfeitures.

Advertising costs

Advertising costs

Advertising costs are charged to operations as incurred, when service is received or goods are delivered, and include electronic and print advertising, trade shows, collateral production and all forms of direct marketing.

Research and development

Research and development

Research and development costs include salaries and benefits of researchers and engineers, supplies and other expenses incurred in research and development efforts. Costs incurred in the research phase of new software products for external use are expensed as incurred. The Company expenses software development costs, including costs to develop software products to be marketed to external users, before technological feasibility of such products is reached. The Company has determined that technological feasibility was reached shortly before the release of those products and as a result, the development costs incurred after the establishment of technological feasibility and before the release of those products were not material, and accordingly, were expensed as incurred. Costs related to the development of internal-use software are capitalized as incurred. The estimated useful life of costs capitalized is evaluated for each specific project and ranges from two to five years. Capitalized research and development costs are included in property and equipment, net.

The Company capitalized $1,654 and $3,856 of research and development costs during 2014 and 2015, respectively. The amortization of capitalized costs totaled during 2013, 2014 and 2015 were nil, $239 and $1,216, respectively.

Sales commissions

Sales commissions

Sales commissions and other costs relating to a revenue-generating transactions but are not related to creating the product or providing the service being sold are presented under Sales and marketing expense. These costs are recognized in the period that the revenue-generating transaction occurred.

Employee benefit plan - Defined contribution plan

Employee benefit plan – Defined contribution plan

The Company maintains a defined contribution 401(k) retirement savings plan for its U.S. employees. Each participant in the 401(k) retirement savings plan may elect to contribute a percentage of his or her annual compensation up to a specified maximum amount allowed under U.S. Internal Revenue Service regulations. The Company matches employee contributions to a maximum of 4% of the participant annual compensation.

The Company maintains a privately administered pension insurance plan in the United Kingdom on a voluntary basis. Contributions to the plan are recognized as employee benefit expense when due.

Employee benefit plan - Defined benefit plan

Employee benefit plan – Defined benefit plan

For the defined benefit plan, a Projected Benefit Obligation is calculated annually by independent actuaries using the projected unit credit method. Pension costs primarily represent the increase in the actuarial present value of the obligation for pension benefits based on employee service during the year and the interest on this obligation in respect of employee service in previous years, net of expected return on plan assets.

Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity and are reflected in Accumulated other comprehensive income in the period in which they arise.

Termination benefits and other termination costs

Termination benefits and other termination costs

Contractual termination benefits are payable when employment is terminated due to an event specified in the provisions of a social/labor plan or statutory law. A liability is recognized when it is probable that employees will be entitled to the benefits and the amount can be estimated. One-time termination benefits are payable when the Company offers, for a short period of time, additional benefits to employees electing voluntary termination, including early retirement. A liability is recognized when the Company is committed to make payments and the number of affected employees and the benefits received are known to both parties. Other involuntary termination benefits are payable when employment is terminated due to an event not specified in the provisions of a social/labor plan or statutory law. A liability is recognized when the Company is demonstrably committed to terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal and can reasonably estimate such amount. Benefits falling due more than 12 months after the balance sheet date are discounted to present value.

Contract termination costs for a contract terminated before the end of its term are recognized when the Company terminates the contract in accordance with the contract terms. A liability for costs that will continue to be incurred under a contract for its remaining term without economic benefit to the entity is recognized at the cease-use date. Other costs associated with an exit or disposal activity are recognized when incurred, even if the costs are incremental to other operating costs.

Loss contingencies

Loss contingencies

The Company provides for contingent liabilities when (i) it is probable that an asset has been impaired or a liability has been incurred at the date of the financial statements and (ii) the amount of the loss can be reasonably estimated. Disclosure in the notes to the financial statements is provided for loss contingencies that do not meet both these conditions if there is a reasonable possibility that a loss may have been incurred.

Debt issuance costs and debt discounts (or premiums)

Debt issuance costs and debt discounts (or premiums)

Debt issuance costs include third party financing arrangement fees and legal fees associated with the Company’s long-term debt. These costs are reported in the balance sheet as deferred charges and are amortized over the life of the related debt using the effective interest method and are included in interest and finance costs.

Debt discounts (or premium) are reported as a direct reduction of (or addition to) the face amount of the debt and are amortized over the life of the related debt using the effective interest method and are included in interest and finance costs.

Segment reporting

Segment reporting

Operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the Management Board, which consists of the chief executive officer and chief financial officer.

Any costs incurred that are directly applicable to the segments are allocated to the appropriate segment. In addition, certain costs incurred at a corporate level that are identifiable and that benefit our segments are allocated to them. These allocated costs include costs of shared research and development facilities, shared IT infrastructure, and shared central brand and public relations activities. Certain other corporate costs not directly applicable to the segments are identified as “unallocated” costs and represent general corporate costs that are applicable to the consolidated group, including but not limited to; legal, tax, and corporate reporting and are therefore not allocated to the two reportable segments. All “unallocated” costs reported are not included in the CODM’s evaluation of the segment operating income performance of the two reportable segments.

The Company evaluates the performance of its segments based primarily on their revenue and operating income. In addition to the “unallocated” noted above, the Company excludes certain charges such as share-based compensation, acquisition amortization, and one time charges that affect comparability from operating income for segment purposes as these items are not reflective of normal continuing operations of the segments.

The operating structure provides the Company with visibility over the operations of the two businesses, to more effectively capitalize on market conditions and maximize revenue and profitability.

The principal products and services offered by each segment are summarized below:

Consumer – The Company’s Consumer segment focuses on delivering simple privacy, protection and performance solutions for PCs, tablets and mobile devices for consumers. Consumer segment products include Anti-Virus and Internet Security, PC Optimization, and Family Safety and are available across multiple devices including PCs, Android and Mac. In addition, the Company has a growing portfolio of Mobile applications including those aimed at optimizing performance, memory and allowing easy control over privacy settings.

SMB – The Company’s SMB segment focuses on delivering simple privacy, protection and performance solutions across multiple devices for SMB customers. Products include AVG CloudCare (a cloud-services remote management platform incorporating services such as Anti-Virus, Content Filtering and Online Backup) and AVG Managed Workplace (a remote monitoring and IT management platform), allowing the Company’s partners to view and access their customers’ entire network environment.

Earnings per share

Earnings per share

In accordance with ASC 260, Earnings per Share, basic earnings per ordinary share is computed based on the weighted-average number of ordinary shares outstanding during each period. When necessary, the Company applies the two-class method when computing its earnings per share. Diluted earnings per ordinary share is computed based on the weighted-average number of ordinary shares outstanding during each period, plus potential ordinary shares considered outstanding during the period, as long as the inclusion of such shares is not anti-dilutive.

Share issuance costs

Share issuance costs

Direct costs incurred in obtaining capital by issuing shares, as well as costs incurred through contractual obligations for other offerings are deducted from the related proceeds and the net amount recorded as additional paid-in capital in the period when such shares are issued.

Treasury shares

Treasury shares

Treasury shares refer to the Company’s own outstanding shares that were reacquired by the Company. Treasury shares that were repurchased for purposes other than retirement, or whose ultimate disposition has not yet been decided, are recognized at cost and deducted from Shareholders’ (deficit) equity. When the treasury shares are reissued, gains are credited to additional paid-in capital. Losses are charged to additional paid-in capital to the extent of previous gains recognized, and are otherwise charged to retained earnings. Any ordinary shares that the Company holds in its own capital may not be voted and no dividends are allocated to the treasury shares.

Adopted accounting pronouncements	Adopted accounting pronouncements There were no additional accounting pronouncements effective in 2015 that were applicable to the Company.
Accounting guidance issued but not adopted

Accounting guidance issued but not adopted as of December 31, 2015

Stock compensation

In June 2014, the FASB issued ASU No. 2014-12, Compensation – stock compensation. The main objective in developing this update is to provide guidance and conformity with respect to accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance is effective for fiscal years beginning after December 15, 2015. The adoption of this standard is not expected to have a material impact on the Company’s financial statements.

Going concern

In August 2014, the FASB issued ASU No. 2014-15: Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The new standard provides guidance around management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s financial statements.

Presentation of Debt Issuance Costs

On April 7, 2015, the FASB issued Accounting Standard Update 2015-03, Simplifying the Presentation of Debt Issuance Costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount.

Prior to the issuance of the standard, debt issuance costs were required to be presented in the balance sheet as a deferred charge (i.e., an asset). This presentation differed from the presentation for a debt discount, which is a direct adjustment to the carrying value of the debt (i.e., a contra liability). Having different balance sheet presentation requirements created unnecessary complexity. The new standard requires that all costs incurred to issue debt be presented in the balance sheet as a direct deduction from the carrying value of the debt. The standard also aligns the U.S. GAAP presentation with IFRS and will remedy the long-standing conflict with the guidance in FASB Concepts Statement No. 6, Elements of Financial Statements, which indicates that debt issuance costs do not meet the definition of an asset, because they provide no future economic benefit.

The guidance in the new standard is limited to the presentation of debt issuance costs. The standard does not affect the recognition and measurement of debt issuance costs. Therefore, the amortization of such costs should continue to be calculated using the interest method and be reported as interest expense. Additionally, the other areas of U.S. GAAP that prescribe the accounting treatment for third-party debt issuance costs will not be affected. For example, the new standard will not change the accounting for third-party costs related to a debt restructuring accounted for under ASC 470-50, Debt, Modifications and Extinguishments, or impact the calculation of a beneficial conversion feature in accordance with ASC 470-20, Debt with conversion and other options. Therefore, reporting entities may still need to track debt issuance costs separately in order to address these other areas of U.S. GAAP

The Company has debt issuance costs (approximately $5.7 million as of Dec 31, 2015) which it currently presents as deferred charges (non-current assets) in accordance with ASC 835, Interest.

The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. The Company does not anticipate that this adoption will have a significant impact on its financial position, results of operations, or cash flows.

Intangibles assets: Customer’s accounting for Fees Paid in a Cloud Computing Arrangement

On April 30, 2015, the FASB issued Accounting Standards Update 2015-05 – Intangibles- goodwill and other – internal-use software: Customer’s accounting for fees paid in a cloud computing arrangement. The amendments in this Update provide guidance to customers about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. The guidance will not change GAAP for a customer’s accounting for service contracts. In addition, the guidance in this Update supersedes paragraph 350-40-25-16. Consequently, all software licenses within the scope of Subtopic 350-40 will be accounted for consistent with other licenses of intangible assets.

The Company has several cloud computing arrangements however the software licenses are not significant in proportion to the agreements. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. The Company will adopt this standard in fiscal year 2016 and does not expect a material impact to its financial statements.

Revenue recognition

On March 17, 2016, the FASB issued ASU 2016-08 – Revenue from contracts with customers (Topic 606). The amendments in this update clarify the implementation guidance on principal versus agent considerations.

On August 12, 2015, the FASB issued ASU 2015-14 – Revenue from contracts with customers (Topic 606). The amendments in this Update defer the effective date of Update 2014-09 for all entities by one year.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from contract with customers. The main objective in developing this update is to provide guidance and conformity with respect to the fact that previous revenue recognition requirements in U.S. generally accepted accounting principles (GAAP) differ from those in International Financial Reporting Standards (IFRS), and both sets of requirements were in need of improvement. Previous revenue recognition guidance in U.S. GAAP comprised broad revenue recognition concepts together with numerous revenue requirements for particular industries or transactions, which sometimes resulted in different accounting for economically similar transactions. Accordingly, the FASB and the International Accounting Standards Board (IASB) initiated a joint project to clarify the principles for recognizing revenue and to develop a common revenue standard for U.S. GAAP and IFRS. The core principle of the new standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In August 2015, the FASB issued Accounting Standards Update 2015-14 Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which deferred the effective date established in ASU 2014-09. The amendments in ASU 2014-09 are now effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. The two permitted transition methods under the new standard are the full retrospective method, in which case the standard would be applied to each prior reporting period presented, or the modified retrospective method, in which case the cumulative effect of applying the standard would be recognized at the date of initial application. The Company has not yet selected a transition method. The Company is currently evaluating the appropriate transition method and the impact of adoption on the consolidated financial statements and related disclosures.

Interest

On Aug 18, 2015, the FASB issued ASU 2015-15 – Interest – Imputation of interest (Subtopic 835-30). This Accounting Standards Update adds SEC paragraphs pursuant to the SEC Staff Announcement at the June 18, 2015 Emerging Issues Task Force (EITF) meeting about the presentation and subsequent measurement of debt issuance costs associated with line-of-credit arrangements which were announced at ASU 2015-03.

The company has chosen not to early adopt this ASU 2015-03 and will disclose that we do not anticipate that this adoption will have a significant impact on its financial position, results of operations, or cash flows.

Business combinations

On Sept 25, 2015, the FASB issued ASU 2015-16, simplifying the Accounting for Measurement-Period Adjustments, which eliminates the requirement to restate prior period financial statements for measurement period adjustments in a business combination. The cumulative effect of a measurement period adjustment as a result of a change in the provisional amounts, calculated as of the accounting had been completed as of the acquisition date, is required to be recorded in the reporting period in which the adjustment amount is determined, rather than retrospectively. Further, ASU 2015-16 requires that the acquirer present separately on the face of the income statement, or disclose in the notes, the portion of the amount recorded in the current-period earning by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. ASU 2015-16 is effective for interim and annual reporting periods beginning after December 15, 2015 and should be applied prospective to adjustments to provisional amounts that occur after the effective date. Early adoption is permitted for financial statements that have not yet been made available for issuance.

The Company has chosen not to early adopt this standard in fiscal year 2015. The adoption of this standard is not expected to have a material impact on the Company’s financial statements.

Income taxes

On November 20, 2015, the FASB issued ASU 2015-17 – Simplify Balance Sheet Classification of Deferred Taxes. Topic 740, Income Taxes, requires an entity to separate deferred income tax liabilities and assets into current and noncurrent amounts in a classified statement of financial position. Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting. Deferred tax liabilities and assets that are not related to an asset or liability for financial reporting are classified according to the expected reversal date of the temporary difference. To simplify the presentation of deferred income taxes, the amendments in this Update require that deferred income tax liabilities and assets be classified as noncurrent in a classified statement of financial position.

The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted. The Company will adopt this standard in fiscal year 2016 and does not expect it to have a material impact on the Company’s financial statements.

Financial Instruments

On January 5, 2016 the FASB issued ASU 2016 – 01 – Financial Instruments – Overall – Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this Update require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments in this Update also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the amendments in this Update eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities and the requirement for to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities.

The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. Early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s financial statements.

Leases

On February 25, 2016 the FASB issued ASU 2016 – 02 – Leases, Topic 842. The amendments in this Update are to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements.

The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted. The Company has chosen not to early adopt this standard. The adoption of this standard, although it will increase reported assets and liabilities, is not expected to have a material impact on the Company’s financial statements.

Share-based compensation

On March 30, 2016 the FASB issued ASU 2016 – 09 – Compensation – Stock Compensation, Topic 718. The amendments in this update are to simplify several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows.

The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted. The Company has chosen not to early adopt this standard. The adoption of this standard, although it will increase reported assets and liabilities, is not expected to have a material impact on the Company’s financial statements.

Leased assets
Leased assets

Leased assets

The Company has various operating leases for its buildings and equipment. Leases that do not transfer substantially all of the benefits and risks of ownership to the lessee or meet any of the other criteria for capitalization are classified as operating leases. For these leases, lease payments are recognized as expense on a straight-line basis over the lease term.

Finance leases, which transfer to the group substantially all the risks and benefits incidental to ownership of the leased item, are capitalized at the commencement of the lease term at the fair value of the leased item or, if lower, at the present value of the minimum lease payments. Finance charges are allocated to each period so as to achieve a constant rate of interest on the remaining balance of the liability and are charged directly against income.

Capitalized leased assets are depreciated over the shorter of the estimated useful life of the asset or the lease term. Operating lease payments are recognized as an expense in the income statement on a straight-line basis over the lease term. For both finance and operating leases, contingent rents are recognized in the income statement in the period in which they are incurred.